Exhibit 99
Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	36
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,363,983,256.78	60,201	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	0.22000%	August 15, 2014
Class A-2 Notes	$414,000,000.00	0.550%	April 15, 2016
Class A-3 Notes	$420,200,000.00	0.820%	December 15, 2017
Class A-4 Notes	$100,930,000.00	1.250%	October 15, 2018
Class B Notes	$39,480,000.00	1.680%	November 15, 2018
Class C Notes	$26,320,000.00	1.910%	March 15, 2019
Class D Notes	$26,320,000.00	2.500%	January 15, 2020
Total	$1,342,250,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$873,182.16

Principal:
Principal Collections	$10,472,894.34
Prepayments in Full	$5,122,196.88
Liquidation Proceeds	$128,798.16
Recoveries	$35,822.01
Sub Total	$15,759,711.39
Collections	$16,632,893.55

Purchase Amounts:
Purchase Amounts Related to Principal	$235,862.04
Purchase Amounts Related to Interest	$1,311.55
Sub Total	$237,173.59

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$16,870,067.14

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	36
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$16,870,067.14
Servicing Fee	$201,504.10	$201,504.10	$0.00	$0.00	$16,668,563.04
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$16,668,563.04
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$16,668,563.04
Interest - Class A-3 Notes	$28,347.08	$28,347.08	$0.00	$0.00	$16,640,215.96
Interest - Class A-4 Notes	$105,135.42	$105,135.42	$0.00	$0.00	$16,535,080.54
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,535,080.54
Interest - Class B Notes	$55,272.00	$55,272.00	$0.00	$0.00	$16,479,808.54
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,479,808.54
Interest - Class C Notes	$41,892.67	$41,892.67	$0.00	$0.00	$16,437,915.87
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,437,915.87
Interest - Class D Notes	$54,833.33	$54,833.33	$0.00	$0.00	$16,383,082.54
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,383,082.54
Regular Principal Payment	$15,587,639.44	$15,587,639.44	$0.00	$0.00	$795,443.10
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$795,443.10
Residual Released to Depositor	$0.00	$795,443.10	$0.00	$0.00	$0.00
Total		$16,870,067.14

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$15,587,639.44
Total					$15,587,639.44
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$15,587,639.44	$37.10	$28,347.08	$0.07	$15,615,986.52	$37.17
Class A-4 Notes	$0.00	$0.00	$105,135.42	$1.04	$105,135.42	$1.04
Class B Notes	$0.00	$0.00	$55,272.00	$1.40	$55,272.00	$1.40
Class C Notes	$0.00	$0.00	$41,892.67	$1.59	$41,892.67	$1.59
Class D Notes	$0.00	$0.00	$54,833.33	$2.08	$54,833.33	$2.08
Total	$15,587,639.44	$11.61	$285,480.50	$0.21	$15,873,119.94	$11.82

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	36

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$41,483,533.45	0.0987233	$25,895,894.01	0.0616275
Class A-4 Notes	$100,930,000.00	1.0000000	$100,930,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Class D Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$234,533,533.45	0.1747316	$218,945,894.01	0.1631186

Pool Information
Weighted Average APR	4.255%	4.269%
Weighted Average Remaining Term	26.38	25.57
Number of Receivables Outstanding	22,478	21,624
Pool Balance	$241,804,924.75	$225,628,805.14
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$234,533,533.45	$218,945,894.01
Pool Factor	0.1772785	0.1654190

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,819,916.28
Targeted Credit Enhancement Amount	$6,819,916.28
Yield Supplement Overcollateralization Amount	$6,682,911.13
Targeted Overcollateralization Amount	$6,682,911.13
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$6,682,911.13

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,819,916.28
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,819,916.28
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,819,916.28

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	36
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		93	$216,357.12
(Recoveries)		117	$35,822.01
Net Loss for Current Collection Period			$180,535.11
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.8959%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.2966%
Second Preceding Collection Period			0.4508%
Preceding Collection Period			0.2427%
Current Collection Period			0.9269%
Four Month Average (Current and Preceding Three Collection Periods)			0.4793%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,159	$8,309,519.52
(Cumulative Recoveries)			$1,558,639.73
Cumulative Net Loss for All Collection Periods			$6,750,879.79
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4949%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,997.96
Average Net Loss for Receivables that have experienced a Realized Loss			$1,623.20

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.16%	355	$4,876,586.31
61-90 Days Delinquent	0.19%	32	$435,974.27
91-120 Days Delinquent	0.07%	11	$165,506.15
Over 120 Days Delinquent	0.32%	41	$732,121.63
Total Delinquent Receivables	2.75%	439	$6,210,188.36

Repossession Inventory:
Repossessed in the Current Collection Period		16	$211,642.04
Total Repossessed Inventory		22	$277,274.05

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3721%
Preceding Collection Period			0.4137%
Current Collection Period			0.3885%
Three Month Average			0.3914%

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	36

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer